Compensation And Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Compensation and benefits
Wages and salaries	$ 753.3	$ 713.4	$ 681.5
Payroll taxes	65.8	62.6	59.3
Employee benefit plans expense	10.2	12.9	11.3
Share-based compensation expense	14.4	15.7	17.0
Total compensation and benefits	$ 843.7	$ 804.6	$ 769.1